CONSOLIDATED STATEMENT OF CASH FLOWS - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CASH FLOW FROM OPERATIONS
Net income for the year	R$ 5,767	R$ 4,094	R$ 3,753
Adjustments to reconcile net income to net cash flows:
Deferred income tax and social contribution tax	1,084	26	(210)
Depreciation and amortization	1,274	1,182	1,049
Loss on write-off of net residual value of unrecoverable concession financial assets, concessional contract asset, PP&E and Intangible assets	97	74	47
Fair value adjustment of financial assets		172
Renegotiation of hydrological risk costs (Law 14,052/20), net			(1,032)
Write off related to contractual securities	(8)	1	11
Bargain purchase		(5)	(4)
Discount and premium on repurchase of debt securities		47	491
Share of loss (gain), net, of subsidiaries and joint ventures	(432)	(843)	(182)
Remeasuring of concession financial and concession contract assets	(1,246)	(1,245)	(1,306)
Periodic Tariff Review adjustments			(237)
Interest and monetary variation	676	493	1,381
Exchange variation on loans, financing and debentures	(277)	(338)	353
Reimbursement of PIS/Pasep and Cofins over ICMS credits to customers -Realization	(1,909)	(2,360)	(1,317)
Gain on sale of non-current asset held for sale	(319)	(52)	(109)
Transaction costs	14	7	20
Expected credit losses	175	109	144
Provision for contingencies	360	342	375
Other provisions	59	(18)
Net gain on derivative instruments at fair value through profit or loss	177	438	538
CVA (Parcel A items Compensation) Account and Other financial components in tariff adjustments	213	1,147	(2,146)
Post-employment obligations	611	666	86
Other	(46)	130	(24)
Total	6,270	4,067	1,537
Increase (decrease) in assets
Receivables from customers	(839)	(440)	(90)
CVA and Other financial components in tariff adjustments		191	15
Recoverable taxes	175	2,490	1,668
Income tax and social contribution tax credits	6	149	(555)
Escrow deposits	45	31	(70)
Dividends received from investees	592	708	499
Contractual assets and concession financial assets	905	620	713
Other	154	87	(267)
Total (increase) / decrease in assets	1,038	3,836	1,913
Increase (decrease) in liabilities
Suppliers	185	149	325
Taxes payable	778	408	5
Income tax and social contribution tax payable		50	1,206
Payroll and related charges	(21)	35	12
Regulatory charges	2	(240)	78
Post-employment obligations	(535)	(482)	(422)
PIS/Pasep and Cofins over ICMS credits to customers	249	219
Other	(40)	(200)	101
Total increase (decrease) in liabilities	618	(61)	1,305
Cash generated by operating activities	7,926	7,842	4,755
Interest received	328	291
Interest paid on loans, financing and debentures	(1,026)	(1,010)	(1,589)
Interest paid on lease contracts	(5)	(4)	(3)
Income tax and social contribution tax paid	(601)	(704)	(500)
Cash inflows from settlement of derivatives instruments	24	129	1,022
NET CASH FLOWS FROM OPERATING ACTIVITIES	6,646	6,544	3,685
INVESTING ACTIVITIES
Investments in marketable securities	(11,238)	(14,152)	0
Redemptions in marketable securities	12,360	14,420	2,047
Restricted cash			43
Acquisition of equity investees	(37)	(52)	(56)
Arising from the sale of equity interest, net of costs of sales	669	52	1,367
Settlement of put option	(780)
Acquisition of property, plant and equipment	(1,076)	(173)	(182)
Acquisition of intangible assets	(188)
Contract assets - distribution of gas and energy infrastructure	(3,679)	(3,112)	(1,798)
NET CASH PROVIDE BY/ USED IN INVESTING ACTIVITIES	(3,969)	(3,136)	(1,370)
FINANCING ACTIVITIES
Proceeds from loans and debentures	1,988	1,981	13
Interest on capital and dividends paid	(1,823)	(2,094)	(1,416)
Payment of loans and debentures	(2,679)	(2,613)	(4,437)
Leasing liabilities paid	(67)	(66)	(70)
NET CASH FLOWS USED IN FINANCING ACTIVITIES	(2,581)	(2,792)	(5,910)
NET (DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS FOR THE YEAR	96	616	(855)
Cash and cash equivalents at the beginning of the year	1,441	825	1,680
Cash and cash equivalents at the end of the year	R$ 1,537	R$ 1,441	R$ 825